Revenue	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	3. Revenue

Significant accounting judgements and estimates
Revenue from PGM and zinc retreatment mining activities
The determination of PGM and zinc concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment features. Management determines this with reference to estimated forward prices using consensus forecasts. These adjustments are included in revenue as adjustments to sale of PGM and zinc concentrate.
Accounting policy
Revenue from mining activities
Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery Proprietary Limited (Rand Refinery) and in the case of DRDGOLD, when the gold is transferred to the bullion bank and the sales price is fixed per deal confirmation. The transaction price is determined based on the agreed upon market price and number of ounces delivered.
Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product, which is typically upon delivery. The sales price is determined on a provisional basis at the date of delivery (related to sale of concentrate). Adjustments to the selling price occur based on changes in the metal content quantities and penalties, which represents variable transaction price components, as well as changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For PGM metal sales, pricing is finalised within the month of sale. For PGM concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
Revenue from zinc concentrate sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product which is typically upon receipt of the bill of lading when the goods are loaded for shipment under Cost, Insurance and Freight (CIF)
Incoterms. The sales price is determined on a provisional basis at the date of loading. Adjustments to the selling price occur based on changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For zinc concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
The revenue adjustment mechanism relating to changes in metal market prices, embedded within provisionally priced PGM and zinc concentrate sale arrangements, has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re- estimated continuously and changes in fair value are recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.
Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material and is recognised when control is transferred, which is when metal is transferred from the Group’s metal account to the third party’s metal account. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the returnable metals are returned to the supplier at a third-party refinery.
Revenue from sale of other metals produced in Europe and Australia is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from these metal sales when the customer obtains control of the product, which is typically upon delivery.
Wheaton streaming revenue
In 2018, Wheaton Precious Metals International Limited (Wheaton International) and the Group entered into a streaming transaction.
100% of refined mined gold and currently 4.5% of refined mined palladium from the Stillwater Mining Company (Stillwater) operations will be delivered to Wheaton International over the life-of-mine of the US PGM operations. Each ounce is identified as a separate performance obligation.
In exchange for this, Wheaton International paid the Group R6,555 million (US$500 million) on 25 July 2018. In addition to the advance payment, Wheaton International currently pays the Group 18% cash based on the value of gold and palladium deliveries each month
(refer to note 32 for additional detail on the monthly cash percentage). The contract will be settled by the Group delivering metal credits to Wheaton International representing underlying refined, mined gold and palladium.

The transaction price, being the advance payment and cash payments to be received, is recognised as revenue each month when the metal credit is allocated to the appropriate Wheaton International account. It is from this date that Wheaton International has effectively accepted the metal, has physical control of the metal and has the risk and reward of the metal (i.e. control has transferred).
Revenue will be recognised over the life-of-mine of the US PGM operations in line with the timing of control transfer discussed above. To the extent that the life-of-mine changes or other key inputs are changed (see note 32), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.
Other forward sale and prepayment transactions
The Group also enters into other forward sale or prepayment transactions with counterparties in which a cash payment is received in advance for future delivery of metals to the relevant counterparty. Each metal unit is identified as a separate performance obligation.
The transaction price under IFRS 15 Revenue from Contracts with Customers (IFRS 15), being the advance payment and further cash payments received, is recognised as revenue when the metals are delivered or credited to the customer’s account and Sibanye-Stillwater no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

The Group’s sources of revenue are:

Figures in million – SA rand	2023	2022	2021
Gold mining activities	29,143	17,842	28,358
PGM mining activities[1]	66,275	84,359	102,099
Nickel refining activities	3,024	3,140	—
Century zinc retreatment operation[2]	2,580	—	—
Recycling activities (US PGM)	13,318	32,267	40,710
Stream[1]	509	338	625
Toll treatment arrangement (SA PGM)[3]	—	105	521
Total revenue from contracts with customers	114,849	138,051	172,313
Adjustments relating to sales of PGM concentrate provisional pricing[4]	(836)	237	(119)
Adjustments relating to Zinc operation provisional pricing[4]	(329)	—	—
Total revenue[5]	113,684	138,288	172,194
1The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above. Revenue relating to the Wheaton
Stream is incorporated in the Group corporate segment as described in the segment report (see note 2)
2The difference between revenue from zinc retreatment operation above and total revenue from zinc retreatment operation per the segment report relates to the separate disclosure of revenue related to adjustments on the provisional pricing on zinc sales
3This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana during 2021. This arrangement concluded on 31 December 2021 and toll treatment revenue recognised for year ended 31 December 2022 represents revenue earned for the processing of material received before
31 December 2021 (see note 32)
4These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
5Total revenue for the year ended 31 December 2023 would have been R118,075 million if the acquisitions of Century (see note 16.1) and Kroondal (see note 16.2) was effective at 1 January 2023
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2023	2022	2021
Southern Africa (SA)	84,736	89,507	113,512
United States (US)[1]	23,673	45,641	58,682
Europe (EU)	3,024	3,140	—
Australia (AUS)	2,251	—	—
Total revenue	113,684	138,288	172,194
1The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream
Percentage of revenue per segment based on the geographical location of customers purchasing from the Group
Gold
PGM
Sandouville nickel refinery
Century zinc retreatment operation
Revenue generated per product:

Figures in million – SA rand	2023	2022	2021
Gold	30,257	18,812	29,533
PGMs	71,090	111,070	137,958
Platinum	19,775	17,826	21,238
Palladium	25,271	42,275	52,859
Rhodium	21,991	47,166	59,828
Iridium	2,883	2,480	2,694
Ruthenium	1,170	1,323	1,339
Chrome	5,165	3,481	2,259
Nickel[1]	4,334	4,305	1,420
Zinc[2]	2,126	—	—
Other[3]	712	620	1,024
Total revenue	113,684	138,288	172,194
1For the year ended 31 December 2023, nickel includes R560 million (2022: R870 million) nickel salts and R2,343 million (2022: R2,020 million) nickel metal sold by Sandouville nickel refinery. The remaining nickel for the year ended 31 December 2023 and for the years ended 31 December 2022 and 2021 was sold from the Group's SA PGM and
US PGM operations
2.Zinc sales are from the Century zinc retreatment operation since the effective date of acquisition (see note 16.1)
3.Other primarily includes revenue from silver, cobalt and copper sales. For the year ended 31 December 2022 and 31 December 2021, revenue from the Marikana toll treatment arrangement of R105 million and R521 million is included, respectively (see note 32))
Major customers
During 2023, total revenue from customers A and B, which is reported in the Group’s US PGM and SA PGM operating segments, and customer C only in the SA gold operating segment, amounted to approximately R28,764 million, R13,804 million and R14,405 million, respectively. During 2022, total revenue from customers A, B and C, which is reported in the Group’s US PGM and SA PGM operating segments and customer B only in the European operations, amounted to approximately R42,555 million, R18,140 million and R23,492 million, respectively. During 2021, total revenue from customers A, B and C, which is reported in the Group’s US PGM and SA PGM operating segments, amounted to approximately R52,128 million, R29,160 million and R28,056 million, respectively.
Market risk
Foreign currency sensitivity
The US PGM, European and Australian operations’ revenue (and expenses) are translated from their functional currencies (US dollars, Euros and Australian dollars, respectively) to the Group’s presentation currency (SA rand) and, therefore, the Group’s “presentation currency”
earnings are sensitive to changes in the exchange rate. A one percentage point change in the SA rand average exchange rate for the year ended 31 December 2023 of R18.42/US$, R19.94/EUR and R12.24/AUD would have changed profit or loss by approximately
R465 million.